Stockholders' equity (Details Narrative) $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($) shares
Stockholders Equity Details Narrative
Authorized amount for repuchase of common stock	$ 1,500
Common stock repurchased during period | shares	568,519
Preferred stock authorized for sale	$ 100